Statements Of Shareholders' Equity (USD $) In Thousands	Class A Common Stock [Member]	Class B Common Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2007	$ 2	$ 1		$ 44	$ (12)	$ (295,189)	$ (295,154)
Repurchase of common stock					(1)		(1)
Share-based compensation				6			6
Net income						33,259	33,259
Balance at Dec. 31, 2008	2	1		50	(13)	(261,930)	(261,890)
Repurchase of common stock					(43)		(43)
Retirement of common stock				(56)	56
Share-based compensation				113			113
Net income						83,693	83,693
Balance at Dec. 31, 2009	2	1		107		(178,237)	(178,127)
Share-based compensation				569			569
Net income						72,481	72,481
Balance at Dec. 31, 2010	2	1		676		(105,756)	(105,077)
Conversion of Class A & B common stock to common stock (unaudited)	(2)	(1)	3
Proceeds from initial public offering, net (unaudited)			1	170,827			170,828
Conversion of debt to common stock (unaudited)			2	279,204			279,206
Conversion of preferred stock to common stock (unaudited)			1	81,746			81,747
Record liability under Tax Receivable Agreement (unaudited)				(36,522)			(36,522)
Repurchase of common stock				(757)			(757)
Share-based compensation				411			411
Options exercised (unaudited)				419			419
Net income						52,457	52,457
Other (unaudited)				10			10
Balance at Sep. 30, 2011			$ 7	$ 496,014		$ (53,299)	$ 442,722